NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	3 Months Ended
Dec. 31, 2011
Accounting Changes and Error Corrections [Abstract]
Accounting Changes and Error Corrections [Text Block]	NOTE 6 - NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS: No new accounting standards have been adopted since the Company’s Annual Report on Form 10-K for the fiscal year ended September 30, 2011 was filed.